INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details 5) - USD ($)	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016
Revenue
Rental	$ 6,919,800		$ 9,571,913
Interest and other	136,457		217,504
Operating Partnerships Revenue	7,056,257		9,789,417
Expenses
Interest	757,006		1,145,891
Depreciation and amortization	1,748,660		2,341,880
Taxes and insurance	847,681		1,175,081
Repairs and maintenance	1,731,967		2,450,999
Operating expenses	2,976,456		3,928,968
Other expenses	66,377		84,514
Operating Partnerships Total Expenses	8,128,147		11,127,333
NET LOSS	(1,071,890)		(1,337,916)
Net loss allocated to Boston Capital Tax Credit Fund III L.P.	(1,090,861)	[1]	(1,407,777)	[2]
Net Income (Loss) allocated to other partners	18,971		69,861
Series 15 [Member]
Revenue
Rental	1,153,677		2,224,484
Interest and other	23,128		51,642
Operating Partnerships Revenue	1,176,805		2,276,126
Expenses
Interest	92,829		289,161
Depreciation and amortization	297,243		529,311
Taxes and insurance	131,008		243,240
Repairs and maintenance	300,959		483,523
Operating expenses	541,718		914,759
Other expenses	0		11,522
Operating Partnerships Total Expenses	1,363,757		2,471,516
NET LOSS	(186,952)		(195,390)
Net loss allocated to Boston Capital Tax Credit Fund III L.P.	(183,370)	[1]	(205,277)	[2]
Net Income (Loss) allocated to other partners	(3,582)		9,887
Series 16 [Member]
Revenue
Rental	2,125,114		3,175,002
Interest and other	25,896		65,374
Operating Partnerships Revenue	2,151,010		3,240,376
Expenses
Interest	238,102		344,749
Depreciation and amortization	501,821		705,289
Taxes and insurance	212,583		368,219
Repairs and maintenance	510,900		889,590
Operating expenses	896,468		1,242,744
Other expenses	7,914		13,222
Operating Partnerships Total Expenses	2,367,788		3,563,813
NET LOSS	(216,778)		(323,437)
Net loss allocated to Boston Capital Tax Credit Fund III L.P.	(249,603)	[1]	(398,454)	[2]
Net Income (Loss) allocated to other partners	32,825		75,017
Series 17 [Member]
Revenue
Rental	1,158,320		1,270,718
Interest and other	23,502		24,089
Operating Partnerships Revenue	1,181,822		1,294,807
Expenses
Interest	106,109		124,149
Depreciation and amortization	343,736		387,177
Taxes and insurance	154,864		158,094
Repairs and maintenance	217,152		263,229
Operating expenses	465,770		538,332
Other expenses	9,000		9,000
Operating Partnerships Total Expenses	1,296,631		1,479,981
NET LOSS	(114,809)		(185,174)
Net loss allocated to Boston Capital Tax Credit Fund III L.P.	(113,659)	[1]	(183,320)	[2]
Net Income (Loss) allocated to other partners	(1,150)		(1,854)
Series 18 [Member]
Revenue
Rental	2,033,200		2,149,400
Interest and other	48,207		54,446
Operating Partnerships Revenue	2,081,407		2,203,846
Expenses
Interest	281,788		306,460
Depreciation and amortization	517,189		554,151
Taxes and insurance	300,593		298,451
Repairs and maintenance	585,277		608,437
Operating expenses	850,774		883,491
Other expenses	49,463		49,570
Operating Partnerships Total Expenses	2,585,084		2,700,560
NET LOSS	(503,677)		(496,714)
Net loss allocated to Boston Capital Tax Credit Fund III L.P.	(495,051)	[1]	(484,896)	[2]
Net Income (Loss) allocated to other partners	(8,626)		(11,818)
Series 19 [Member]
Revenue
Rental	449,489		752,309
Interest and other	15,724		21,953
Operating Partnerships Revenue	465,213		774,262
Expenses
Interest	38,178		81,372
Depreciation and amortization	88,671		165,952
Taxes and insurance	48,633		107,077
Repairs and maintenance	117,679		206,220
Operating expenses	221,726		349,642
Other expenses	0		1,200
Operating Partnerships Total Expenses	514,887		911,463
NET LOSS	(49,674)		(137,201)
Net loss allocated to Boston Capital Tax Credit Fund III L.P.	(49,178)	[1]	(135,830)	[2]
Net Income (Loss) allocated to other partners	$ (496)		$ (1,371)

[1]	Amounts include $183,370, $249,603, $113,659, $495,051, and $49,178 for Series 15, Series 16, Series 17, Series 18 and Series 19, respectively, of loss not recognized under the equity method of accounting as described in note A.
[2]	Amounts include $205,277, $398,454, $183,320, $484,896, and $135,830 for Series 15, Series 16, Series 17, Series 18 and Series 19, respectively, of loss not recognized under the equity method of accounting as described in note A.